Disclosure of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Unfunded benefit obligation	$ 93,528	$ 107,829	$ 89,005
Vacation accrual and other - non-current	2,664	3,324	2,624
Net liability	$ 96,192	$ 111,153	$ 91,629